Interim Condensed Consolidated Statement of Financial Position (Unaudited)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Non-current assets
Property, plant and equipment	$ 4,146,144	$ 32,546,812	$ 50,506,934
Right-of-use assets	6,673,665	52,387,605	61,554,718
Deferred tax assets	1,347,743	10,579,649	8,968,929
Deposits	1,470,757	11,545,296	10,898,645
Total non-current assets	13,638,309	107,059,362	131,929,226
Current assets
Amounts due from related companies	1,750,596	13,742,000	17,304,600
Amounts due from shareholders	9,253	72,638	74,100
Inventories	2,155,691	16,921,960	20,351,116
Trade receivables	678,573	5,326,729	3,319,847
Deposits, prepayments and other receivables	2,055,460	16,135,158	18,000,107
Cash and bank balances	21,638,178	169,857,532	117,336,010
Total current assets	28,287,751	222,056,017	176,385,780
Total assets	41,926,060	329,115,379	308,315,006
Capital and reserves
Share capital	8,524	66,916	58,500
Share premium	9,092,159	71,372,540
(Accumulated losses)/retained profits	(426,128)	(3,345,058)	28,517,543
Other reserves	1,271	9,979	9,979
Exchange reserve	4,870	38,233	(42,558)
Total equity	8,680,696	68,142,610	28,543,464
Non-current liabilities
Loans from related companies	5,530,128	43,410,954	28,004,873
Loans from directors	5,531,076	43,418,390
Lease liabilities	4,059,310	31,865,179	36,268,295
Provision for reinstatement costs	385,992	3,030,000	2,780,000
Total non-current liabilities	15,506,506	121,724,523	67,053,168
Current liabilities
Bank loans	8,434,027	66,206,269	70,184,889
Loans from related companies			15,677,958
Amounts due to directors			42,573,611
Amount due to a related company	67,554	530,289	165,724
Provision for reinstatement costs	289,176	2,270,000	2,520,000
Lease liabilities	4,161,316	32,665,916	38,148,743
Trade payables	1,765,961	13,862,617	16,656,904
Accruals and other payables	2,651,419	20,813,365	25,075,647
Current tax payable	369,405	2,899,790	1,714,898
Total current liabilities	17,738,858	139,248,246	212,718,374
Total liabilities	33,245,364	260,972,769	279,771,542
Total equity and liabilities	$ 41,926,060	$ 329,115,379	$ 308,315,006